Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 3,296	$ 2,973	$ 2,564
Deferred	(167)	(4)	83
Change in corporate tax rate	101
Total income tax provision	$ 3,230	$ 2,969	$ 2,647